Note 6 - Warrants - Assumptions Used to Determine Fair Value of Warrants (Details)	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrant assumptions	0.0367	0.0415
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrant assumptions	0.0373	0.0538
Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrant assumptions	0.72	0.64
Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrant assumptions	0.73	0.87
Measurement Input, Expected Dividend Rate [Member]
Warrant assumptions	0	0
Measurement Input, Forfeiture Rate [Member]
Warrant assumptions	0	0